Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principles of consolidation [Policy Text Block]

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, the VIE and its subsidiary. All significant intercompany balances and transactions between the Company, its subsidiaries and consolidated VIE have been eliminated upon consolidation.

Currency translation for financial statement presentation [Policy Text Block]

Currency translation for financial statement presentation

Solely for the convenience of the readers, certain 2012 RMB amounts included in the accompanying consolidated financial statements have been translated into U.S. dollars at the rate of US$1.00 = RMB6.2301, being the noon buying rate for U.S. dollars in effect on December 30, 2012 for cable transfers in RMB per U.S. dollar as certified for custom purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at that rate or at any other rate on December 31, 2012, or on any other date.

Foreign currency transactions [Policy Text Block]

Foreign currency transactions

The reporting currency of the Group is Renminbi (“RMB”).The functional currency of the Company’s PRC-based subsidiaries and consolidated VIE is RMB, whereas the functional currency of the Company and its non-PRC-based subsidiaries is the U.S. dollar (“US$”).

Transactions of the PRC-based subsidiaries and VIE denominated in currencies other than RMB are re-measured into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are re-measured into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are recorded in “other income, net” in the consolidated statements of income.

Assets and liabilities of the Company and non-PRC-based subsidiaries are translated into RMB using the exchange rate on the balance sheet dates. Income and expenses are translated at average exchange rates prevailing during the year. The gains and losses resulting from translation of financial statements of the Company and the Company’s non-PRC-based subsidiaries are recorded as foreign currency translation adjustments, a separate component of accumulated other comprehensive loss within shareholders’ equity.

Comparative figures [Policy Text Block]	Comparative figures Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation.
Use of estimates [Policy Text Block]

Use of estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management of the Company to make a number of estimates and assumptions relating to the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities on the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual financial results could differ significantly from those estimates. On an ongoing basis, management reviews its estimates and assumptions including, but not limited to, those related to the recoverability of the carrying amount and estimated useful lives of long-lived assets; valuation and other-than-temporary impairment of investments; realizability of inventories; allowance for doubtful accounts receivables; provision for sales rebates; valuation allowance for deferred tax assets; and share-based compensation. Changes in facts and circumstances may result in revised estimates.

Concentrations of risks [Policy Text Block]

Concentrations of risks

Concentration of credit risk

Cash and cash equivalents, restricted cash, time deposits, accounts receivable and notes receivable are potentially subject to concentration of credit risk. Cash and cash equivalents, restricted cash and time deposits are placed with financial institutions that management believes are of high credit quality. Accounts receivable are derived from revenue earned from customers located primarily in the PRC. The Company maintains an allowance for doubtful accounts based upon historical experience and the age of receivables, as well as taking into consideration economic and regulatory conditions. Determining appropriate allowances for these losses is an inherently uncertain process, and ultimate losses may vary from the current estimates, resulting in a material impact to future statements of income or cash flows. Due to the relatively small dollar amount of individual accounts receivable, the Company generally does not require collateral on these balances. The allowance for doubtful accounts was RMB2,542,000 and RMB2,208,000 (US$355,000) as of December 31, 2011 and 2012, respectively.

As of December 31, 2012 and 2011, no single customer accounted for more than 10% of outstanding net accounts receivable.

Currency convertibility risk

RMB is not a fully convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China (“PBOC”), controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. All foreign exchange transactions involving RMB must take place either through the PBOC or other institutions authorized to buy and sell foreign exchange. Commencing from July 21, 2005, the PRC government moved the RMB into a managed floating exchange rate regime based on market supply and demand with reference to a basket of currencies. The exchange rate has continued to fluctuate since that time.

Business and economic risks

The Company participates in a fast-growing and highly competitive industry. The Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: government regulations and policies; product pricing pressures; government sponsored insurance programs and government medical procurement; competition; demand for our major products; marketing and distribution network; product development; operation enhancement; and outside collaboration. There are other risks and uncertainties that could materiality affect the Company.

Sales to the Company’s top five distributors accounted for 30% to 40% of total net revenue for the years ended December 31, 2010, 2011 and 2012. The following is sales to a customer that individually comprised 10% or more of net revenues:

	Year ended December 31,
	2010		2011		2012		2012
	RMB’000%		RMB’000%		RMB’000%		$’000
Beijing Tianxingpuxin Bio-Medical Co., Ltd.	46,762	11%	57,382	11%	67,886	10%	10,896

Purchases from the Company’s top five suppliers accounted for 30% to 40% of total inventories purchased for the years ended December 31, 2010, 2011 and 2012. The following are inventory purchases from suppliers that individually comprised 10% or more of total inventories purchased in any of the years ended December 31, 2010, 2011 and 2012:

	Year ended December 31,
	2010		2011		2012		2012
	RMB’000%		RMB’000%		RMB’000%		$’000%
Chengdu Tiantaishan Pharmaceutial Co., Ltd.	1,622	7%	3,553	11%	3,984	10%	639	10%
Nanjing Lifenergy R&D Co., Ltd.	2,426	10%	2,156	6%	1,686	4%	271	4%

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, time deposits and accounts receivable denominated in US$, Australian Dollar (AUD) and Hong Kong Dollar (HKD). The functional currency of the Company is US$, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation of the US$ against RMB was approximately 1.0% in 2012. Any significant revaluation of RMB may materially and adversely affect the cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the American Depository Shares ("ADSs") in U.S. dollars. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

Fair value measurements of financial instruments

The carrying amounts of the Group’s cash and cash equivalents, restricted cash, time deposits, accounts receivable, notes receivable and accounts payable approximate their fair value as of the balance sheet dates because of their short maturity. Fair values for investment securities that are classified as available-for-sale securities are determined by using quoted market prices and valuation methodologies, primarily discounted cash flow analysis.

Cash and cash equivalents, time deposits and restricted cash [Policy Text Block]

Cash and cash equivalents, time deposits and restricted cash

Cash and cash equivalents consist of cash on hand, interest-bearing deposits placed with banks and short-term, highly liquid investments with original maturities of three months or less. Interest-bearing time deposits with financial institutions with original maturities in excess of three months are excluded from cash and cash equivalents and classified as time deposits. Time deposits with remaining maturities longer than one year are classified as non-current assets. The interest rates of the time deposits ranged from 0.77% to 5.1% per annum with a weighted-average original maturity of 1.2 years.

Restricted cash as of December 31, 2012 comprises RMB668,000 (US$107,000) housing maintenance enhancement fund. The maintenance enhancement fund can only be used upon employees’ application and the related government authority’s approval.

As of December 31, 2011 and 2012, the amount of cash and cash equivalents, restricted cash and time deposits with original maturities over three months held in financial institutions by geographic location is as follows:

	December 31,
	2011	2012	2012
	RMB’000	RMB’000	$’000

- the PRC	675,083	833,265	133,748
- Hong Kong	90,596	59,254	9,510

	765,679	892,519	143,258

As of December 31, 2011 and 2012, the Group’s cash and cash equivalents, restricted cash and time deposits with original maturities over three months denominated in U.S. dollars, Renminbi and other foreign currencies are as follows:

	December 31,
	2011	2012
	’000	’000
U.S. dollars	24,516	21,127
Renminbi	598,810	752,277
HKD	7,752	2,416
AUD	974	1,027

The group holds its cash, cash equivalents, restricted cash and time deposits in major financial institutions that management believes are of high credit quality.

Accounts receivable and notes receivable [Policy Text Block]

Accounts receivable and notes receivable

Accounts receivable are stated at the invoiced amount after deduction of trade discounts and allowances, if any, and is non-interest bearing. The allowance for doubtful accounts is the Group’s best estimate of the amount of credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience, customer specific facts and economic conditions.

Outstanding account balances are reviewed individually for collectability. Account balances are written off after all means of collection have been exhausted and the potential for recovery is considered remote. Shenyang Sunshine and its consolidated entities are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for such write-offs only when sufficient evidence is available to prove the debtor’s inability to make payments. The Group does not have any off-balance-sheet credit exposure related to its customers.

No notes receivable provision is considered necessary as the notes are issued by reputable commercial banks in the PRC, where risk of non-payment by customers rests with the banks.

Inventories [Policy Text Block]

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the weighted average cost method. Cost of work-in-progress and finished goods comprise of direct materials, direct production cost and an allocated proportion of production overheads based on normal operating capacity. Adjustments are made to write down excess or obsolete inventories to their estimated realizable values.

Available-for-sale securities [Policy Text Block]

Available-for-sale securities

Available-for-sale securities consist of debt and equity marketable securities and a convertible promissory note. Available-for-sale securities considered available for use in current operations are classified as current assets.

Available-for-sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, if any, are reported as a separate component of accumulated other comprehensive loss until realized. Realized gains and losses from the sale or disposal of available-for-sale securities are determined on a specific-identification basis.

A decline in the market value of any available-for-sale security that is deemed to be other-than-temporary results in an impairment to the carrying amount to fair value. The impairment is charged to earnings and a new cost basis for the security is established. To determine whether impairment is other-than-temporary, the Group considers whether it has the ability and intent to hold the investment until a market price recovery and considers whether evidence indicating the cost of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the impairment, changes in value subsequent to year-end, forecasted performance of the investee, and the general market condition in the geographic area or industry the investee operates in.

Interest income from available-for-sale securities is recognized in other income when earned.

Investments in non-consolidated affiliates [Policy Text Block]

Investments in non-consolidated affiliates

Pursuant to ASC 323-10: Investments – Equity Method and Joint Ventures – Overall , investments in companies in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting. Significant influence is generally presumed to exist when the Group owns between 20% and 50% of the investee.

Under the equity method of accounting, only the Group’s investment in and amounts due to and from the equity investee are included in the consolidated balance sheets. The Group initially records its investment at cost and adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss in the consolidated statements of income after the date of acquisition. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in the equity method investment on the consolidated balance sheets.

Impairment of investments in non-consolidated affiliates [Policy Text Block]

Impairment of investments in non-consolidated affiliates

For investments accounted for using the equity method of accounting, the Group determines impairment by assessing whether an other-than-temporary decline in value of the investment has been sustained. If it has been determined that an investment has sustained an other-than-temporary decline in its value, the investment is written down to its fair value by a charge to earnings. This evaluation is dependent on the specific facts and circumstances. The Group evaluates information such as the investee’s budgets, business plans and financial statements in addition to quoted market prices, if any, in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the Group’s investment. This list is not all-inclusive and the Group weighs all known quantitative and qualitative factors.

Property, plant and equipment [Policy Text Block]

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation on property, plant and equipment is calculated based on the straight-line method, after taking into account their respective estimated residual values, over the estimated useful lives of the assets as follows:

Buildings	10 - 20 years
Plant and machinery	5 - 10 years
Motor vehicles	4 - 5 years
Furniture and fixtures	3 - 10 years
Computer equipment	3 years

The Company constructs certain of its fixed assets. All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction-in-progress. No depreciation is provided in respect of construction-in-progress. Construction in progress is transferred to specific fixed asset items and depreciation of these assets commences when they are ready for their intended use.

Depreciation of property, plant and equipment attributable to manufacturing activities is capitalized as part of inventory, and expensed to cost of revenues when inventory is sold.

Expenditures for maintenance and repairs are expensed as incurred.

The gain or loss on the disposal of property, plant and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of income as other income/(loss).

Intangible assets [Policy Text Block]

Intangible assets

Intangible assets mainly include an exclusive distribution right of Iron in the PRC, a patent acquired from an unrelated third party, as well as acquired Pegsiticase related global IP rights and related in-progress R&D (“IPR&D”), which were determined to have alternative future use. Intangible assets other than IPR&D held by the Group have finite lives, are amortized over their estimated useful lives, ranging from 3.7 to 20 years (weighted average life of 7.8 years) and are carried at cost less accumulated amortization with no residual value. Amortization expense is recognized based on the straight-line method over the estimated useful lives. IPR&D is identified as having an indefinite useful life, which is not subject to amortization.

If intangible assets with indefinite use lives are subsequently determined to have finite useful lives, amortization will be provided prospectively over their estimated remaining useful lives and will be accounted for in the same manner as other intangible assets that are subject to amortization.

Impairment of long-lived assets [Policy Text Block]

Impairment of long-lived assets

Long-lived assets, including property, plant and equipment and intangible assets with finite useful lives, are reviewed for impairment whenever events or changes in circumstances indicate, in management’s judgement, that the carrying amount of an asset may not be recoverable.

Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Fair value is measured by the asset’s discounted cash flows or market value, if readily determinable.

Intangible assets with indefinite useful lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Prepaid land lease payment [Policy Text Block]

Prepaid land lease payment

Prepaid land lease payment represents the cost of land use rights in the PRC. Land lease payment is carried at cost and recognized as expense on a straight-line basis over the respective periods of the rights of 30 to 50 years.

The current portion of prepaid land lease payment represents the amount expected to be recognized as expense within one year from the balance sheet date, which has been included in “Prepaid expenses and other receivables” in the consolidated balance sheets.

Revenue recognition [Policy Text Block]

Revenue recognition

Sales of pharmaceutical products represent the invoiced value of goods, net of value added taxes (“VAT”), sales returns, trade discounts and allowances. In accordance with ASC 605-10: Revenue recognition – Overall , the Group recognizes revenue when products are delivered and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is reasonably assured, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Shipping and handling costs paid by the Group and recovered from customers are included in revenue and sales, marketing and distribution expenses.

In the PRC, VAT at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of goods. Revenue is stated net of VAT. VAT collected from customers is offset with VAT paid by the Group for purchases, with the net amount recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Government grants [Policy Text Block]

Government grants

Government grants received from PRC government agencies are recognized as deferred grant income and recognized in the consolidated statements of income as and when they are incurred for the specific research and development projects or general operation purpose for which these grants are received.

Government grants relating to the domestic acquisition of property, plant and equipment are recognized in the consolidated balance sheets as deferred income when there is reasonable assurance that it will be received and amortized as other income over the weighted average useful life of the assets purchased under the related subsidized capital project.

Retirement and other post-retirement benefits [Policy Text Block]

Retirement and other post-retirement benefits

Contributions to retirement schemes (which are defined contribution plans) are charged to the consolidated statements of income as and when the related employee service is provided.

Pursuant to the relevant PRC regulations, the Company’s consolidated PRC subsidiaries and VIE are required to make contributions for each employee at a rate of approximately 20% on a standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees in the PRC. The total amount of contributions of RMB3,367,000, RMB5,046,000 and RMB6,228,000 (US$1,000,000) for the years ended December 31, 2010, 2011 and 2012, respectively, was charged to expense in the consolidated statements of income. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

Income taxes [Policy Text Block]

Income taxes

Income taxes are accounted for under the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in the consolidated statements of income in the period that includes the enactment date.

The Group applies ASC 740-10: Income Taxes: Overall (“ASC 740-10”) to account for uncertainty in income taxes. ASC 740-10 requires that an entity recognizes in the consolidated financial statements the impact of a tax position, if that position is not more likely than not to be sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized on a cumulative probability basis. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income. As of and for the years ended December 31, 2010, 2011 and 2012, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.

Advertising costs [Policy Text Block]

Advertising costs

Advertising costs are expensed as incurred. Advertising costs included in sales, marketing and distribution expenses were RMB1,204,000, RMB858,000 and RMB2,549,000 (US$409,000) for the years ended December 31, 2010, 2011 and 2012, respectively.

R&D costs [Policy Text Block]

R&D costs

R&D costs are expensed as incurred. R&D costs consist primarily of the remuneration of R&D staff, depreciation, material, clinical trial costs as well as amortization of acquired technology and know-how used in R&D with alternative future uses. R&D costs also include costs associated with collaborative R&D and in-licensing arrangements, including upfront fees paid to collaboration partners in connection with technologies which have not reached technological feasibility and did not have an alternative future use. Reimbursement of R&D costs for arrangements with collaboration partners is recognized when the obligations are incurred.

Commitments and contingencies [Policy Text Block]

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, including among others, product liability. The Group records accruals for such contingency based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. The Group may consider many factors in making these assessments including past history and the specifics of each matter. As the Group has not become aware of any product liability claim since operations commenced, the Group has not recognized a liability for product liability claims.

Earnings per share (EPS) [Policy Text Block]

Earnings per share (“EPS”)

In accordance with ASC 260-10: Earnings Per Share: Overall , basic net income attributable to 3SBio Inc. per share is computed by dividing net income attributable to 3SBio Inc. by the weighted average number of ordinary shares outstanding. Diluted net income attributable to 3SBio Inc. per share is calculated by dividing net income attributable to 3SBio Inc. by the weighted average number of ordinary and dilutive potential ordinary shares outstanding during the period. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, as well as vesting of nonvested shares and restricted share units (“RSUs”) that will be settled in the Company’s stock. The dilutive effect of outstanding stock options, nonvested shares and RSUs are reflected in diluted earnings attributable to 3SBio Inc. per share by application of the treasury stock method. The calculation of diluted net income attributable to 3SBio Inc. per share excludes all anti-dilutive shares.

The following table sets forth the computation of basic and diluted net income attributable to 3SBio Inc. per share:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	$’000
Numerator for basic and diluted net income attributable to 3SBio Inc. per share:
- Net income attributable to 3SBio Inc.	81,286	108,573	102,354	16,428
Denominator:
- Basic weighted average shares	151,241,036	153,310,128	154,726,537	154,726,537
- Effect of dilutive potential ordinary shares
RSUs	1,183,002	1,487,696	1,018,648	1,018,648
Nonvested shares	543,719	1,448,590	2,669,445	2,669,445
Options	1,164,011	902,271	557,052	557,052

	2,890,732	3,838,557	4,245,145	4,245,145
Diluted weighted average shares	154,131,768	157,148,685	158,971,682	158,971,682
Basic net income attributable to 3SBio Inc. per share	0.54	0.71	0.66	0.11

Diluted net income attributable to 3SBio Inc. per share	0.53	0.69	0.64	0.10

Comprehensive Income [Policy Text Block]

Comprehensive Income

Comprehensive income is defined to include all changes in equity except those resulting from investment by owners and distributions to owners. The Group’s components of comprehensive income during the years ended December 31, 2010, 2011 and 2012 were net unrealized gains and losses on available-for-sale securities and foreign currency translation adjustments.

Share-based payments [Policy Text Block]

Share-based payments

The Group adopts ASC 718-10: Compensation – Stock Compensation: Overall (“ASC 718-10”) for all share-based payments made by the Group. ASC 718-10 requires that all compensation cost related to employee share options or similar equity instruments be measured at grant date fair values of the awards. The Group recognizes compensation cost on a straight-line basis over the requisite service period, which is generally the same as the vesting period, for all awards with graded vesting. The Group adopts a lattice option-pricing model to determine the fair value of share options granted and forfeitures are estimated based on historical experience and are periodically reviewed.

The Group accounts for equity instruments issued to each member of the board of directors who is not an employee of the Group in accordance with the provisions of ASC 718-10. As those non-employee directors were all appointed to a board position that will be filled by shareholder election when the existing term expires and the awards granted to these directors are only for their services as directors, awards granted to these non-employee directors are treated in the same way as share-based payment to employees.

Segment reporting [Policy Text Block]

Segment reporting

The Group uses the management approach in determining operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source of determining the Group’s reportable segments. Management, including the chief operating decision maker, reviews operating results solely by monthly revenue and operating results of the Group and, as such, the Group has determined that the Group has a single operating segment as defined by ASC 280-10: Segment Reporting: Overall , which is the research, development, manufacture and distribution of pharmaceutical products in the PRC.

Recently issued accounting standards [Policy Text Block]

Recently issued accounting standards

In July 2012, the Financial Accounting Standards Board (“FASB”) issued ASU 2012-02,

Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”). ASU 2012-02 allows entities to use a qualitative approach to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount and recognize an impairment loss, if any, to the extent the carrying value exceeds its fair value. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company does not expect that the adoption of ASU 2012-02 will have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, it requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. Early adoption is permitted. The Company does not expect that the adoption of ASU 2013-02 will have a material impact on its consolidated financial statements.